UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Preferred Securities Fund

Portfolio of Investments	June 30, 2017 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 96.6%

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 22.7%

	Banks – 3.2%

615,317	Citigroup Inc.	7.125%	BB+	$18,397,978

508,667	Countrywide Capital Trust III	7.000%	BBB–	13,052,395

511,006	Fifth Third Bancorp.	6.625%	Baa3	15,325,070

580,670	Huntington BancShares Inc.	6.250%	Baa3	15,951,005

280,000	Huntington BancShares Inc.	3.858%	Baa3	5,040,000

77,023	PNC Financial Services	6.125%	Baa2	2,279,881

209,727	Private Bancorp Incorporated, (3)	7.125%	N/R	5,367,711

121,670	Regions Financial Corporation	6.375%	Ba1	3,106,357

893,326	Regions Financial Corporation	6.375%	Ba1	26,013,653

70,000	U.S. Bancorp.	6.500%	A3	2,078,300

91,584	Zions Bancorporation	6.500%	BB–	2,564,352
	Total Banks			109,176,702

	Capital Markets – 2.6%

221,300	Goldman Sachs Group, Inc.	5.500%	Ba1	6,229,595

1,314,913	Morgan Stanley	7.125%	Ba1	38,974,021

677,709	Morgan Stanley	6.875%	Ba1	19,850,097

225,000	Morgan Stanley	6.375%	Ba1	6,421,500

217,400	Morgan Stanley	5.850%	Ba1	5,939,368

230,910	Northern Trust Corporation	5.850%	BBB+	6,370,807

169,991	State Street Corporation	5.350%	Baa1	4,662,853
	Total Capital Markets			88,448,241

	Consumer Finance – 1.2%

520,132	Discover Financial Services	6.500%	BB–	13,409,003

1,018,736	GMAC Capital Trust I	5.785%	B+	26,690,883
	Total Consumer Finance			40,099,886

	Diversified Financial Services – 0.4%

513,482	KKR Financial Holdings LLC	7.375%	BBB	13,391,611

	Diversified Telecommunication Services – 0.1%

161,495	Verizon Communications Inc.	5.900%	A–	4,347,445

	Electric Utilities – 0.0%

52,325	SCE Trust V	5.450%	Baa1	1,512,193

	Food Products – 1.9%

506,287	CHS Inc.	7.875%	N/R	14,657,009

12,881	CHS Inc.	7.500%	N/R	372,132

NUVEEN	1

Nuveen Preferred Securities Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	Food Products (continued)

785,062	CHS Inc.	7.100%	N/R	$23,096,524

470,500	CHS Inc.	6.750%	N/R	13,305,740

53,000	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	5,632,909

66,700	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	7,564,200
	Total Food Products			64,628,514

	Insurance – 6.0%

220,922	American Financial Group	6.000%	Baa2	6,064,309

353,320	Arch Capital Group Limited	6.750%	BBB	9,062,658

1,221,542	Aspen Insurance Holdings Limited	5.950%	BBB–	34,325,330

274,741	Aspen Insurance Holdings Limited	5.625%	BBB–	7,102,055

483,905	Axis Capital Holdings Limited	5.500%	BBB	12,054,074

124,111	Delphi Financial Group, Inc., (3)	1.629%	BB+	2,668,387

187,876	Hartford Financial Services Group Inc.	7.875%	BBB–	5,777,187

1,146,819	Kemper Corporation	7.375%	Ba1	31,319,627

901,735	Maiden Holdings Limited	8.250%	BB	22,904,069

470,218	Maiden Holdings NA Limited	7.750%	BBB–	12,644,162

563,048	PartnerRe Limited	7.250%	Baa2	16,328,392

597,500	Reinsurance Group of America, Inc.	6.200%	BBB	17,811,475

803,196	Reinsurance Group of America, Inc.	5.750%	BBB	23,324,812

201,165	Torchmark Corporation	6.125%	BBB+	5,342,942
	Total Insurance			206,729,479

	Mortgage Real Estate Investment Trusts – 0.2%

210,254	Wells Fargo REIT	6.375%	BBB+	5,708,396

	Oil, Gas & Consumable Fuels – 0.9%

277,700	Nustar Energy LP	8.500%	Ba3	7,256,301

390,000	Nustar Energy LP	7.625%	Ba3	9,808,500

608,295	Nustar Logistics Limited Partnership	7.625%	Ba2	15,541,937
	Total Oil, Gas & Consumable Fuels			32,606,738

	Thrifts & Mortgage Finance – 1.2%

1,469,002	New York Community Bancorp Inc.	6.375%	Ba1	42,013,456

	U.S. Agency – 5.0%

382,800	AgriBank FCB, (3)	6.875%	BBB+	41,808,957

455,325	Cobank Agricultural Credit Bank, 144A, (3)	6.250%	BBB+	47,325,342

131,336	Cobank Agricultural Credit Bank, (3)	6.200%	BBB+	13,724,612

434,310	Farm Credit Bank of Texas, 144A, (3)	6.750%	Baa1	47,339,790

405,287	Federal Agricultural Mortgage Corporation	6.875%	N/R	11,287,243

400,000	Federal Agricultural Mortgage Corporation	6.000%	N/R	11,140,000
	Total U.S. Agency			172,625,944
	Total $25 Par (or similar) Retail Preferred (cost $721,880,953)			781,288,605

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 0.6%

	Insurance – 0.6%

$3,814	Fairfax Financial Holdings Ltd	7.750%	7/15/37	BBB–	$4,491,202

8,000	Genworth Holdings Inc.	4.800%	2/15/24	Ba3	6,600,000

7,397	Security Benefit Life Insurance Company, 144A	7.450%	10/01/33	BBB	8,770,261
$19,211	Total Corporate Bonds (cost $20,221,061)				19,861,463

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 50.1%

	Banks – 21.3%

23,297	Bank of America Corporation	6.500%	N/A (4)	BB+	$25,904,633

10,745	Bank of America Corporation	6.250%	N/A (4)	BB+	11,631,463

37,205	Bank of America Corporation	6.300%	N/A (4)	BB+	41,716,106

6,934	Bank of America Corporation	8.000%	N/A (4)	BB+	7,124,685

6,149	Barclays Bank PLC, 144A	10.180%	6/12/21	A–	7,700,780

3,955	Citigroup Capital III	7.625%	12/01/36	BBB–	5,019,144

22,528	Citigroup Inc.	6.250%	N/A (4)	BB+	24,992,000

33,772	Citigroup Inc.	6.125%	N/A (4)	BB+	36,304,900

10,220	Citigroup Inc.	5.950%	N/A (4)	BB+	10,753,688

30,422	Citigroup Inc.	5.875%	N/A (4)	BB+	31,949,489

23,675	Citizens Financial Group Inc.	5.500%	N/A (4)	BB+	24,740,375

23,275	Cobank Agricultural Credit Bank	6.250%	N/A (4)	BBB+	25,561,094

13,035	Commerzbank AG, 144A	8.125%	9/19/23	BBB	15,724,068

2,000	Dresdner Funding Trust, 144A	8.151%	6/30/31	BB+	2,511,112

91,340	General Electric Capital Corporation	5.000%	N/A (4)	A	96,948,275

9,048	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (4)	Baa1	14,233,590

44,622	JPMorgan Chase & Company	6.750%	N/A (4)	BBB–	50,701,748

41,060	JPMorgan Chase & Company	5.300%	N/A (4)	BBB–	42,753,725

3,000	JPMorgan Chase & Company	7.900%	N/A (4)	BBB–	3,118,500

18,335	KeyCorp	5.000%	N/A (4)	Baa3	18,678,781

9,341	M&T Bank Corporation	6.450%	N/A (4)	Baa2	10,321,805

16,720	M&T Bank Corporation	5.125%	N/A (4)	Baa2	17,367,900

19,400	PNC Financial Services	5.000%	N/A (4)	Baa2	19,982,000

19,228	PNC Financial Services Inc.	6.750%	N/A (4)	Baa2	21,679,570

17,862	Royal Bank of Scotland Group PLC	7.648%	N/A (4)	Ba2	22,014,915

14,780	SunTrust Bank Inc.	5.625%	N/A (4)	Baa3	15,426,625

19,935	SunTrust Bank Inc.	5.050%	N/A (4)	Baa3	20,234,025

790	US Bancorp.	5.125%	N/A (4)	A3	840,600

NUVEEN	3

Nuveen Preferred Securities Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

16,635	Wachovia Capital Trust III	5.570%	N/A (4)	BBB	$16,726,493

24,365	Wells Fargo & Company	7.980%	N/A (4)	BBB	25,394,421

56,310	Wells Fargo & Company	5.875%	N/A (4)	BBB	62,051,930
	Total Banks				730,108,440

	Capital Markets – 3.2%

11,770	Bank of New York Mellon	4.950%	N/A (4)	Baa1	12,276,110

7,130	Goldman Sachs Group Inc.	5.300%	N/A (4)	Ba1	7,486,500

57,806	Goldman Sachs Group Inc.	5.375%	N/A (4)	Ba1	60,742,544

24,002	Morgan Stanley	5.550%	N/A (4)	Ba1	25,076,090

5,607	State Street Corporation	5.250%	N/A (4)	Baa1	5,915,385
	Total Capital Markets				111,496,629

	Commercial Services & Supplies – 0.6%

19,840	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB	21,080,000

	Consumer Finance – 1.7%

12,023	American Express Company	5.200%	N/A (4)	Baa2	12,458,834

11,042	American Express Company	4.900%	N/A (4)	Baa2	11,224,193

34,160	Capital One Financial Corporation	5.550%	N/A (4)	Baa3	35,868,000
	Total Consumer Finance				59,551,027

	Diversified Financial Services – 3.1%

31,870	Agstar Financial Services Inc., 144A	6.750%	N/A (4)	BB	34,071,022

12,300	BNP Paribas, 144A	7.195%	N/A (4)	BBB	14,129,625

6,700	Depository Trust & Clearing Corporation, 144A	4.875%	N/A (4)	A	6,976,375

30,193	Rabobank Nederland, 144A	11.000%	N/A (4)	Baa2	35,069,170

14,660	Voya Financial Inc.	5.650%	5/15/53	Baa3	15,576,250
	Total Diversified Financial Services				105,822,442

	Electric Utilities – 1.8%

10,145	Electricity de France, 144A	5.250%	N/A (4)	BBB	10,408,770

44,940	Emera, Inc.	6.750%	6/15/76	BBB–	50,782,200
	Total Electric Utilities				61,190,970

	Equity Real Estate Investment Trusts – 1.1%

29,918	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (4)	Ba1	37,397,500

	Food Products – 2.4%

13,500	Dairy Farmers of America Inc., 144A	7.125%	N/A (4)	Baa3	15,069,375

10,614	Land O’ Lakes Capital Trust I, 144A	7.450%	3/15/28	Ba1	12,179,565

32,710	Land O’ Lakes Incorporated, 144A	8.000%	N/A (4)	BB	35,899,225

19,605	Land O’ Lakes Incorporated, 144A	7.250%	N/A (4)	BB	20,952,844
	Total Food Products				84,101,009

4	NUVEEN

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance – 12.8%

6,440	Aquarius & Investments PLC fbo SwissRe, Reg S	8.250%	N/A (4)	N/R	$6,824,816

12,835	Aviva PLC, Reg S	8.250%	N/A (4)	BBB+	13,038,050

5,750	AXA SA	8.600%	12/15/30	A3	8,107,500

5,220	Cloverie PLC Zurich Insurance, Reg S	8.250%	N/A (4)	A	5,365,492

6,200	CNP Assurances, Reg S	7.500%	N/A (4)	BBB+	6,542,017

109,766	Financial Security Assurance Holdings, 144A	6.400%	12/15/66	BBB+	104,771,646

3,893	Friends Life Group PLC, Reg S	7.875%	N/A (4)	A–	4,136,313

4,743	La Mondiale SAM, Reg S	7.625%	N/A (4)	BBB	5,079,658

27,542	MetLife Inc.	5.250%	N/A (4)	BBB	28,594,655

12,471	MetLife Inc., 144A	9.250%	4/08/38	BBB	18,581,790

2,645	Principal Financial Group	4.700%	5/15/55	Baa2	2,730,963

34,450	Provident Financing Trust I	7.405%	3/15/38	Baa3	39,617,500

2,200	Prudential Financial Inc.	5.625%	6/15/43	BBB+	2,414,500

3,390	Prudential Financial Inc.	5.200%	3/15/44	BBB+	3,593,400

8,900	Prudential Financial Inc.	5.875%	9/15/42	BBB+	9,916,380

466	Prudential Financial Inc.	8.875%	6/15/38	BBB+	495,269

22,947	QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	25,568,695

36,443	QBE Insurance Group Limited, 144A	7.500%	11/24/43	Baa2	42,273,880

62,925	Sirius International Group Limited, 144A	7.506%	N/A (4)	BB+	63,160,968

48,732	Symetra Financial Corporation, 144A	8.300%	10/15/37	Baa2	49,462,980
	Total Insurance				440,276,472

	Machinery – 0.3%

8,968	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	9,416,400

	Metals & Mining – 0.6%

18,798	BHP Billiton Finance USA Limited, 144A	6.250%	10/19/75	A–	20,489,820

	U.S. Agency – 0.7%

18,350	Farm Credit Bank of Texas, 144A	10.000%	N/A (4)	Baa1	22,518,891

	Wireless Telecommunication Services – 0.5%

10,955	Viacom Inc.	6.250%	2/28/57	Ba1	11,393,200

6,000	Viacom Inc.	5.875%	2/28/57	Ba1	6,240,000
	Total Wireless Telecommunication Services				17,633,200
	Total $1,000 Par (or similar) Institutional Preferred (cost $1,621,908,922)				1,721,082,800

NUVEEN	5

Nuveen Preferred Securities Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1), (5)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 23.2%

	Banks – 18.3%

$12,957	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A	6.750%	N/A (4)	Baa2	$14,325,855

16,600	Banco Bilbao Vizcaya Argentaria S.A., Reg S	9.000%	N/A (4)	BB	17,346,801

6,185	Banco Mercantil del Norte, 144A	7.625%	N/A (4)	BB	6,400,238

7,400	Banco Santander SA, Reg S	6.375%	N/A (4)	Ba1	7,575,750

63,725	Barclays PLC	8.250%	N/A (4)	BB+	67,548,500

19,207	Barclays PLC, Reg S	7.875%	N/A (4)	BB+	20,670,573

51,752	Credit Agricole S.A., 144A	8.125%	N/A (4)	BBB–	60,120,298

10,165	Credit Agricole, S.A., 144A	6.625%	N/A (4)	BBB–	10,455,292

14,500	HSBC Holdings PLC	6.375%	N/A (4)	BBB	15,428,000

15,465	HSBC Holdings PLC	6.875%	N/A (4)	BBB	16,702,200

21,555	ING Groep N.V.	6.500%	N/A (4)	BBB–	22,649,994

2,771	ING Groep N.V., Reg S	6.875%	N/A (4)	BBB–	2,962,986

64,305	Intesa Sanpaolo SpA, 144A	7.700%	N/A (4)	Ba3	66,796,819

93,491	Lloyd’s Banking Group PLC	7.500%	N/A (4)	BB+	103,132,258

15,430	Nordea Bank AB, 144A	6.125%	N/A (4)	BBB	16,124,350

17,613	Royal Bank of Scotland Group PLC	7.500%	N/A (4)	Ba3	18,176,616

32,196	Royal Bank of Scotland Group PLC	8.625%	N/A (4)	Ba3	35,093,640

19,670	Societe Generale, 144A	7.875%	N/A (4)	BB+	21,637,000

42,720	Societe Generale, 144A	7.375%	N/A (4)	BB+	45,924,000

5,000	Societe Generale, Reg S	8.250%	N/A (4)	BB+	5,304,900

9,010	Standard Chartered PLC, 144A	7.500%	N/A (4)	Ba1	9,640,700

7,635	Standard Chartered PLC, 144A	6.500%	N/A (4)	Ba1	7,797,244

5,800	Swedbank AB, Reg S	5.500%	N/A (4)	BBB	5,901,500

31,620	UniCredit SpA, Reg S	8.000%	N/A (4)	B+	32,471,084
586,772	Total Banks				630,186,598

	Capital Markets – 3.4%

45,161	Credit Suisse Group AG, 144A	7.500%	N/A (4)	BB	50,638,578

9,955	Macquarie Bank Limited, 144A	6.125%	N/A (4)	Ba1	10,178,988

31,515	UBS Group AG, Reg S	7.000%	N/A (4)	BB+	34,884,395

18,490	UBS Group AG, Reg S	7.125%	N/A (4)	BB+	19,576,288
105,121	Total Capital Markets				115,278,249

	Diversified Financial Services – 1.5%

20,012	BNP Paribas, 144A	7.375%	N/A (4)	BBB–	22,263,350

11,500	BNP Paribas, 144A	6.750%	N/A (4)	BBB–	12,132,500

14,115	BNP Paribas, 144A	7.625%	N/A (4)	BBB–	15,526,500
45,627	Total Diversified Financial Services				49,922,350
$737,520	Total Contingent Capital Securities (cost $759,639,496)				795,387,197
	Total Long-Term Investments (cost $3,123,650,432)				3,317,620,065

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.8%

	REPURCHASE AGREEMENTS – 2.8%

$97,467	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/17, repurchase price $97,467,873, collateralized by $98,385,000 U.S. Treasury Notes, 2.125%, due 2/29/24, value $99,419,617	0.120%	7/03/17	$97,466,898
	Total Short-Term Investments (cost $97,466,898)			97,466,898
	Total Investments (cost $3,221,117,330) – 99.4%			3,415,086,963
	Other Assets Less Liabilities – 0.6% (6)			20,857,510
	Net Assets – 100%			$3,435,944,473

Investments in Derivatives as of June 30, 2017

Interest Rate Swaps (OTC Cleared)

Clearing Broker	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.*	$80,000,000	Receive	3-Month USD-LIBOR-ICE	2.474%	Semi-Annually	7/13/21	$95,995	$(2,658,124)
*	LCH. Clearnet Ltd is the clearing house for this transaction.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$609,856,697	$171,431,908	$—	$781,288,605
Corporate Bonds	—	19,861,463	—	19,861,463
$1,000 Par (or similar) Institutional Preferred	—	1,721,082,800	—	1,721,082,800
Contingent Capital Securities	—	795,387,197	—	795,387,197
Short-Term Investments:
Repurchase Agreements	—	97,466,898	—	97,466,898
Investments in Derivatives:
Interest Rate Swaps*	—	(2,658,124)	—	(2,658,124)
Total	$609,856,697	$2,802,572,142	$—	$3,412,428,839
*	Represents net unrealized appreciation (depreciation).

NUVEEN	7

Nuveen Preferred Securities Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2017, the cost of investments (excluding investments in derivatives) was $3,222,560,112.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2017, were as follows:

Gross unrealized:
Appreciation	$198,535,361
Depreciation	(6,008,510)
Net unrealized appreciation (depreciation) of investments	$192,526,851

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange

8	NUVEEN

Nuveen NWQ Flexible Income Fund

Portfolio of Investments	June 30, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 95.8%

	COMMON STOCKS – 15.1%

	Banks – 1.8%

116,200	CIT Group Inc.	$5,658,940

124,188	The Bank of NT Butterfield and Son Limited	4,234,811
	Total Banks	9,893,751

	Biotechnology – 0.4%

29,400	Gilead Sciences, Inc.	2,080,932

	Building Products – 1.0%

132,100	Johnson Controls International PLC	5,727,856

	Capital Markets – 0.7%

256,984	Ares Capital Corporation	4,209,398

	Chemicals – 0.2%

322,926	CVR Partners LP, (2)	1,127,012

	Consumer Finance – 0.5%

91,700	Synchrony Financial	2,734,494

	Equity Real Estate Investment Trusts – 2.9%

97,400	Apartment Investment & Management Company, Class A	4,185,278

191,003	Colony Northstar, Inc.	2,691,232

53,700	Life Storage, Inc.	3,979,170

190,200	MGM Growth Properties LLC	5,551,938
	Total Equity Real Estate Investment Trusts	16,407,618

	Industrial Conglomerates – 2.2%

153,900	General Electric Company	4,156,839

78,600	Philips Electronics	2,815,452

75,400	Siemens AG, Sponsored ADR, (3)	5,213,910
	Total Industrial Conglomerates	12,186,201

	Insurance – 0.5%

57,500	CNA Financial Corporation	2,803,125

	Multi-Utilities – 0.5%

129,600	Veolia Environment S.A., ADR, (3)	2,750,112

	Pharmaceuticals – 2.2%

163,700	AstraZeneca PLC	5,580,533

162,000	GlaxoSmithKline PLC	6,985,440
	Total Pharmaceuticals	12,565,973

NUVEEN	9

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Shares	Description (1)			Value

	Semiconductors & Semiconductor Equipment – 0.5%

210,600	Cypress Semiconductor Corporation			$2,874,690

	Software – 0.5%

59,400	Oracle Corporation			2,978,316

	Specialty Retail – 0.5%

346,400	Kingfisher plc, (3)			2,767,736

	Tobacco – 0.7%

91,500	Imperial Brands PLC, (3)			4,185,210
	Total Common Stocks (cost $82,342,129)			85,292,424

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 4.5%

	Banks – 2.0%

2,385	Bank of America Corporation	7.250%	BB+	$3,009,846

6,380	Wells Fargo & Company	7.500%	BBB	8,364,882
	Total Banks			11,374,728

	Electric Utilities – 2.5%

157,725	Great Plains Energy Inc.	7.000%	N/R	8,365,734

87,500	NextEra Energy Inc.	6.371%	BBB	5,612,250
	Total Electric Utilities			13,977,984
	Total Convertible Preferred Securities (cost $24,135,593)			25,352,712

Shares	Description (1)	Coupon	Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 12.5%

	Banks – 1.2%

67,784	Citigroup Inc.	6.875%	BB+	$2,005,728

35,731	FNB Corporation	7.250%	Ba2	1,048,347

38,450	HSBC Holdings PLC	8.000%	Baa1	1,030,844

97,727	Huntington BancShares Inc.	6.250%	Baa3	2,684,561
	Total Banks			6,769,480

	Capital Markets – 2.3%

68,800	Charles Schwab Corporation	6.000%	BBB	1,868,608

43,700	Hercules Technology Growth Capital Incorporated	6.250%	BBB–	1,113,039

215,391	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	5,337,389

86,069	Morgan Stanley	7.125%	Ba1	2,551,085

39,050	Morgan Stanley	6.375%	Ba1	1,114,487

29,209	Solar Capital Limited	6.750%	BBB–	747,458
	Total Capital Markets			12,732,066

	Consumer Finance – 1.5%

17,950	Capital One Financial Corporation	6.700%	Baa3	492,368

10	NUVEEN

Shares	Description (1)	Coupon		Ratings (4)	Value

	Consumer Finance (continued)

310,755	GMAC Capital Trust I, (2)	5.785%		B+	$8,141,781
	Total Consumer Finance				8,634,149

	Equity Real Estate Investment Trusts – 2.2%

80,869	Colony Northstar, Inc.	8.875%		N/R	2,088,846

33,493	Colony Northstar, Inc.	8.750%		N/R	904,311

32,458	Coresite Realty Corporation	7.250%		N/R	830,276

41,993	Digital Realty Trust Inc.	7.375%		Baa3	1,151,868

83,009	DuPont Fabros Technology	6.625%		Ba2	2,256,102

10,368	Penn Real Estate Investment Trust	8.250%		N/R	263,140

191,674	VEREIT, Inc.	6.700%		BB	5,096,612
	Total Equity Real Estate Investment Trusts				12,591,155

	Food Products – 1.7%

16,481	CHS Inc.	7.875%		N/R	476,832

96,010	CHS Inc.	7.100%		N/R	2,824,614

233,493	CHS Inc.	6.750%		N/R	6,603,182
	Total Food Products				9,904,628

	Insurance – 1.9%

63,718	Argo Group US Inc.	6.500%		BBB–	1,612,703

88,745	Endurance Specialty Holdings Limited	6.350%		BBB–	2,365,054

42,877	Kemper Corporation	7.375%		Ba1	1,170,971

83,104	Maiden Holdings NA Limited	7.750%		BBB–	2,234,667

131,689	National General Holding Company	7.625%		N/R	3,375,189
	Total Insurance				10,758,584

	Specialty Retail – 0.2%

41,356	TravelCenters of America LLC	8.000%		N/R	977,656

	Wireless Telecommunication Services – 1.5%

312,513	United States Cellular Corporation, (2)	7.250%		Ba1	8,250,343
	Total $25 Par (or similar) Retail Preferred (cost $67,537,605)				70,618,061

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 50.4%

	Aerospace & Defense – 0.5%

$2,700	Triumph Group Inc.	4.875%	4/01/21	B1	$2,683,125

	Auto Components – 1.9%

3,000	American & Axle Manufacturing Inc., 144A	6.250%	4/01/25	BB–	2,925,000

2,725	American & Axle Manufacturing Inc., 144A	6.500%	4/01/27	BB–	2,650,062

5,379	Cooper-Standard Automotive Inc., 144A	5.625%	11/15/26	B+	5,399,171
11,104	Total Auto Components				10,974,233

NUVEEN	11

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Automobiles – 1.0%

$4,940	General Motors Corporation	6.600%	4/01/36	BBB	$5,729,209

	Banks – 0.7%

3,325	Bank of America Corporation	6.300%	3/10/66	BB+	3,728,156

	Beverages – 1.2%

6,035	Anheuser Busch InBev Finance Inc.	4.900%	2/01/46	A–	6,820,950

	Biotechnology – 0.6%

3,275	AMAG Pharmaceuticals Inc., 144A	7.875%	9/01/23	BB–	3,148,094

	Capital Markets – 0.6%

2,940	Raymond James Financial Inc.	4.950%	7/15/46	BBB+	3,195,007

	Chemicals – 3.3%

5,423	A Schulman Inc.	6.875%	6/01/23	B	5,734,823

4,065	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	4,253,006

2,775	Trinseo Materials Operating, 144A	6.750%	5/01/22	BB–	2,941,500

2,525	Univar Inc., 144A	6.750%	7/15/23	B+	2,632,312

2,850	Versum Materials, Inc., 144A	5.500%	9/30/24	BB	2,996,062
17,638	Total Chemicals				18,557,703

	Commercial Services & Supplies – 1.6%

1,800	GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	1,957,500

850	GFL Environmental Corporation, 144A	5.625%	5/01/22	B–	869,125

5,532	R.R. Donnelley & Sons Company	6.500%	11/15/23	B+	5,518,170

675	R.R. Donnelley & Sons Company	6.000%	4/01/24	B+	657,281
8,857	Total Commercial Services & Supplies				9,002,076

	Consumer Finance – 1.5%

2,650	Ally Financial Inc.	5.750%	11/20/25	BB	2,789,125

4,895	Navient Corporation	8.000%	3/25/20	BB	5,470,163
7,545	Total Consumer Finance				8,259,288

	Containers & Packaging – 1.0%

4,930	Sealed Air Corporation, 144A	6.875%	7/15/33	BB	5,669,500

	Diversified Telecommunication Services – 4.1%

11,150	CenturyLink Inc.	7.650%	3/15/42	BB+	10,355,563

8,275	Frontier Communications Corporation	11.000%	9/15/25	B+	7,675,063

4,120	GCI Inc.	6.875%	4/15/25	BB–	4,454,750

871	Qwest Corp.	6.875%	9/15/33	BBB–	857,786
24,416	Total Diversified Telecommunication Services				23,343,162

	Electronic Equipment, Instruments & Components – 1.0%

5,550	Tech Data Corporation	4.950%	2/15/27	BBB–	5,884,021

12	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Equity Real Estate Investment Trusts – 2.4%

$5,425	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB–	$5,587,750

2,700	Iron Mountain Inc.	5.750%	8/15/24	B	2,754,000

5,425	Select Income REIT	4.500%	2/01/25	Baa2	5,433,403
13,550	Total Equity Real Estate Investment Trusts				13,775,153

	Food & Staples Retailing – 2.0%

6,960	Rite Aid Corporation, 144A	6.125%	4/01/23	B	6,846,900

3,725	Whole Foods Market Inc.	5.200%	12/03/25	BBB–	4,305,362
10,685	Total Food & Staples Retailing				11,152,262

	Health Care Providers & Services – 1.0%

5,420	Kindred Healthcare Inc.	8.000%	1/15/20	B–	5,691,000

	Hotels, Restaurants & Leisure – 1.1%

5,350	McDonald’s Corporation	4.875%	12/09/45	BBB+	5,972,890

	Household Durables – 1.0%

5,590	Tempur Sealy International, Inc.	5.500%	6/15/26	BB	5,680,838

	Internet Software & Services – 0.7%

3,955	Donnelley Financial Solutions, Inc.	8.250%	10/15/24	B	4,192,300

	Machinery – 3.7%

5,731	Automation Tooling Systems, Inc., 144A	6.500%	6/15/23	B+	5,974,567

5,125	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB	5,454,922

3,527	Meritor Inc.	6.750%	6/15/21	B+	3,650,445

5,395	Terex Corporation, 144A	5.625%	2/01/25	BB	5,550,106
19,778	Total Machinery				20,630,040

	Media – 2.4%

3,615	Dish DBS Corporation	5.875%	11/15/24	Ba3	3,857,097

6,050	Dish DBS Corporation	7.750%	7/01/26	Ba3	7,169,250

2,725	Nexstar Escrow Corporation, 144A	5.625%	8/01/24	B+	2,759,063
12,390	Total Media				13,785,410

	Metals & Mining – 2.1%

5,625	AK Steel Corporation	7.000%	3/15/27	B–	5,807,813

2,800	ArcelorMittal	7.750%	10/15/39	BB+	3,139,500

2,500	Southern Copper Corporation	5.875%	4/23/45	BBB+	2,679,283
10,925	Total Metals & Mining				11,626,596

	Multiline Retail – 1.0%

6,025	Nordstrom, Inc.	5.000%	1/15/44	BBB+	5,747,675

	Oil, Gas & Consumable Fuels – 0.7%

3,650	Enviva Partners LP / Enviva Partners Finance Corp., 144A	8.500%	11/01/21	B+	3,896,375

NUVEEN	13

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Real Estate Management & Development – 1.5%

$3,820	Greystar Real Estate Partners, LLC, 144A	8.250%	12/01/22	BB–	$4,116,050

3,983	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	4,107,469
7,803	Total Real Estate Management & Development				8,223,519

	Semiconductors & Semiconductor Equipment – 0.9%

2,025	Amkor Technology Inc.	6.625%	6/01/21	BB	2,062,969

2,500	Micron Technology, Inc.	7.500%	9/15/23	Baa2	2,796,750
4,525	Total Semiconductors & Semiconductor Equipment				4,859,719

	Software – 0.5%

2,375	Conduent Finance Inc / Xerox Business Services LLC, 144A	10.500%	12/15/24	BB	2,766,875

	Specialty Retail – 2.0%

10,856	L Brands, Inc.	6.875%	11/01/35	BB+	10,476,040

800	Limited Brands Inc.	6.950%	3/01/33	Ba2	780,000
11,656	Total Specialty Retail				11,256,040

	Technology Hardware, Storage & Peripherals – 4.5%

10,390	Hewlett Packard Enterprise Co	6.350%	10/15/45	BBB+	10,993,908

6,170	Seagate HDD Cayman	4.875%	6/01/27	BBB–	6,162,349

7,100	Western Digital Corporation	10.500%	4/01/24	BB+	8,375,728
23,660	Total Technology Hardware, Storage & Peripherals				25,531,985

	Wireless Telecommunication Services – 3.9%

5,086	Altice Financing SA, 144A	7.500%	5/15/26	BB–	5,645,460

14,224	Viacom Inc.	6.875%	4/30/36	BBB	16,636,590
19,310	Total Wireless Telecommunication Services				22,282,050
$269,902	Total Corporate Bonds (cost $274,935,065)				284,065,251

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 11.7%

	Banks – 5.8%

$6,001	Bank of America Corporation	6.500%	N/A (5)	BB+	$6,672,692

1,300	CIT Group Inc., Series A	5.800%	N/A (5)	B+	1,355,250

925	Citigroup Inc.	5.800%	N/A (5)	BB+	964,312

9,955	Citigroup Inc.	6.250%	N/A (5)	BB+	11,043,828

775	Cobank Agricultural Credit Bank	6.250%	N/A (5)	BBB+	851,121

4,975	JPMorgan Chase & Company	6.750%	N/A (5)	BBB–	5,652,844

1,575	PNC Financial Services Inc.	6.750%	N/A (5)	Baa2	1,775,813

2,325	Wells Fargo & Company	5.875%	N/A (5)	BBB	2,562,080

1,767	Zions Bancorporation	7.200%	N/A (5)	BB–	1,937,074
29,598	Total Banks				32,815,014

14	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Capital Markets – 0.5%

$2,600	Goldman Sachs Group Inc.	5.300%	N/A (5)	Ba1	$2,730,000

	Consumer Finance – 0.5%

2,575	Capital One Financial Corporation	5.550%	N/A (5)	Baa3	2,703,750

	Electric Utilities – 1.5%

7,495	Emera, Inc.	6.750%	6/15/76	BBB–	8,469,350

	Energy Equipment & Services – 0.6%

2,800	Transcanada Trust	5.875%	8/15/76	BBB	3,038,560

	Food Products – 2.0%

7,000	Land O’ Lakes Incorporated, 144A	8.000%	N/A (5)	BB	7,682,500

3,400	Land O’ Lakes Incorporated, 144A	7.250%	N/A (5)	BB	3,633,750
10,400	Total Food Products				11,316,250

	Insurance – 0.8%

3,736	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	4,653,674
$59,204	Total $1,000 (or similar) Institutional Preferred (cost $62,643,891)				65,726,598

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 1.6%

	Media – 1.6%

$7,175	Liberty Media Corporation	3.750%	2/15/30	BB	$4,771,375

6,100	Liberty Media Corporation	4.000%	11/15/29	BB	4,087,000
$13,275	Total Convertible Bonds (cost $8,562,239)				8,858,375
	Total Long-Term Investments (cost $520,156,522)				539,913,421

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 3.2%

	REPURCHASE AGREEMENTS – 3.2%

$17,955	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/17, repurchase price $17,954,836, collateralized by $18,455,000 U.S. Treasury Notes, 2.000%, due 6/30/24, value $18,316,588	0.120%	7/03/17		$17,954,656
	Total Short-Term Investments (cost $17,954,656)				17,954,656
	Total Investments (cost $538,111,178) – 99.0%				557,868,077
	Other Assets Less Liabilities – 1.0% (6)				5,696,531
	Net Assets – 100%				$563,564,608

NUVEEN	15

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Investments in Derivatives as of June 30, 2017

Options Written

Number of Contracts	Description	Notional Amount (7)	Expiration Date	Strike Price	Value

(506)	CIT Group Inc.	$(2,327,600)	7/21/17	$46	$(138,897)

(917)	Synchrony Financial	(2,934,400)	9/15/17	32	(66,483)
(1,423)	Total Options Written (premiums received $135,382)	$(5,262,000)			$(205,380)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$70,375,456	$14,916,968	$—	$85,292,424
Convertible Preferred Securities	25,352,712	—	—	25,352,712
$25 Par (or similar) Retail Preferred	70,618,061	—	—	70,618,061
Corporate Bonds	—	284,065,251	—	284,065,251
$1,000 Par (or similar) Institutional Preferred	—	65,726,598	—	65,726,598
Convertible Bonds	—	8,858,375	—	8,858,375
Short-Term Investments:
Repurchase Agreements	—	17,954,656	—	17,954,656
Investments in Derivatives:
Options Written	(205,380)	—	—	(205,380)
Total	$166,140,849	$391,521,848	$—	$557,662,697

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2017, the cost of investments (excluding investments in derivatives) was $538,586,500.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2017, were as follows:

Gross unrealized:
Appreciation	$24,466,807
Depreciation	(5,185,230)
Net unrealized appreciation (depreciation) of investments	$19,281,577

16	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investment in derivatives.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

NUVEEN	17

Nuveen Gresham Diversified Commodity Strategy Fund

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 98.5%

	REPURCHASE AGREEMENTS – 13.8%

$2,298	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/17, repurchase price $2,298,401, collateralized by $2,225,000 U.S. Treasury Bonds, 3.000%, due 11/15/44, value $2,345,928	0.120%	7/03/17	N/A	$2,298,378

10,051	Repurchase Agreement with State Street Bank, dated 6/30/17, repurchase price $10,050,976, collateralized by $10,050,000 U.S. Treasury Notes, 2.125%, due 9/30/21, value $10,252,839, (3)	0.050%	7/03/17	N/A	10,050,934
12,349	Total Repurchase Agreements (cost $12,349,312)				12,349,312

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 84.7%

2,000	Fannie Mae Notes	0.875%	8/28/17	Aaa	1,999,346

1,910	Federal Home Loan Mortgage Corporation, Notes	5.125%	11/17/17	Aaa	1,938,493

4,190	Freddie Mac Reference Notes	1.000%	7/28/17	Aaa	4,189,853

4,000	Freddie Mac Reference Notes	1.000%	9/29/17	Aaa	3,999,096

550	Freddie Mac Reference Notes	1.000%	12/15/17	Aaa	549,589

2,500	United States of America Treasury Inflation Indexed Obligations	1.875%	9/30/17	Aaa	2,504,790

2,150	United States of America Treasury Inflation Indexed Obligations	2.875%	3/31/18	Aaa	2,175,028

3,500	United States of America Treasury Notes	0.625%	7/31/17	Aaa	3,499,303

5,000	United States of America Treasury Notes	0.875%	8/15/17	Aaa	4,999,475

2,680	United States of America Treasury Notes	3.500%	2/15/18	Aaa	2,717,477

5,300	U.S. Treasury Bills, (3)	0.000%	9/21/17	N/R	5,288,637

4,500	United States Treasury Notes	0.625%	11/30/17	Aaa	4,490,717

3,600	United States Treasury Notes	0.750%	10/31/17	Aaa	3,595,896

4,875	United States Treasury Notes	0.750%	4/15/18	Aaa	4,855,198

4,450	United States Treasury Notes	0.750%	4/30/18	Aaa	4,430,878

4,500	United States Treasury Notes	0.875%	10/15/17	Aaa	4,497,233

4,500	United States Treasury Notes	0.875%	11/15/17	Aaa	4,495,950

3,700	United States Treasury Notes	0.875%	1/15/18	Aaa	3,694,213

3,000	United States Treasury Notes	0.875%	3/31/18	Aaa	2,991,327

4,700	United States Treasury Notes	1.000%	12/15/17	Aaa	4,696,828

4,000	United States Treasury Notes	1.000%	5/15/18	Aaa	3,990,312
$70,305	Total U.S. Government and Agency Obligations (cost $75,654,885)				75,599,639
	Total Short-Term Investments (cost $88,004,197)				87,948,951
	Other Assets Less Liabilities – 1.5% (4)				1,347,005
	Net Assets – 100%				$89,295,956

18	NUVEEN

Investments in Derivatives as of June 30, 2017 (5)

Futures Contracts

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	September 2017	64	$3,121,280	$72,960	$(153,195)

	ICE Brent Crude Oil Futures Contract	Long	November 2017	41	2,022,530	45,100	(546)

	ICE Brent Crude Oil Futures Contract	Long	January 2018	12	598,200	252	252

	NYMEX WTI Crude Oil Futures Contract	Long	September 2017	62	2,869,980	67,580	(72,731)

	NYMEX WTI Crude Oil Futures Contract	Long	November 2017	65	3,040,050	68,250	(77,097)

	NYMEX WTI Crude Oil Futures Contract	Long	January 2018	14	662,340	14,280	18,868
	Total Crude Oil			258	12,314,380	268,422	(284,449)

	Gas Oil

	ICE Gas Oil Futures Contract	Long	August 2017	11	479,600	1,650	6,875

	ICE Gas Oil Futures Contract	Long	September 2017	36	1,573,200	5,400	43,543
	Total Gas Oil			47	2,052,800	7,050	50,418

	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Long	September 2017	10	626,094	13,650	6,038

	NYMEX NY Harbor ULSD Futures Contract	Long	November 2017	18	1,139,897	20,276	(20,124)
	Total Heating Oil			28	1,765,991	33,926	(14,086)

	Natural Gas

	NYMEX Natural Gas Futures Contract	Long	September 2017	61	1,848,910	(3,660)	(90,586)

	NYMEX Natural Gas Futures Contract	Long	October 2017	51	1,559,580	(3,570)	(76,399)

	NYMEX Natural Gas Futures Contract	Long	November 2017	63	1,964,340	(3,065)	(84,652)

	NYMEX Natural Gas Futures Contract	Long	January 2018	4	134,240	(40)	(241)
	Total Natural Gas			179	5,507,070	(10,335)	(251,878)

	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Long	September 2017	25	1,577,520	38,325	(14,703)

	NYMEX Gasoline RBOB Futures Contract	Long	November 2017	16	932,669	23,117	17,179
	Total Unleaded Gas			41	2,510,189	61,442	2,476
	Total Energy			553	24,150,430	360,505	(497,519)

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	July 2017	126	6,018,075	11,813	126,633

	LME Primary Aluminum Futures Contract	Short	July 2017	(126)	(6,018,075)	(11,813)	35,975

	LME Primary Aluminum Futures Contract	Long	September 2017	133	6,382,338	12,469	(35,550)

	LME Primary Aluminum Futures Contract	Short	September 2017	(108)	(5,182,650)	(10,125)	15,625

	LME Primary Aluminum Futures Contract	Long	November 2017	110	5,294,437	11,475	(13,057)

	LME Primary Aluminum Futures Contract	Short	November 2017	(42)	(2,021,513)	(4,463)	(22,244)

	LME Primary Aluminum Futures Contract	Long	January 2018	40	1,930,750	4,144	24,788

NUVEEN	19

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Investments in Derivatives as of June 30, 2017 (5) (continued)

Futures Contracts (continued)

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Industrial Metals (continued)	Aluminum (continued)

	LME Primary Aluminum Futures Contract	Short	January 2018	(1)	$(48,269)	$(106)	$(919)
	Total Aluminum			132	6,355,093	13,394	131,251

	Copper

	CEC Copper Futures Contract	Long	September 2017	22	1,491,050	8,525	60,223

	CEC Copper Futures Contract	Long	December 2017	5	340,875	1,750	7,683

	LME Copper Futures Contract	Long	July 2017	46	6,811,450	(2,588)	133,286

	LME Copper Futures Contract	Short	July 2017	(46)	(6,811,450)	2,588	(22,937)

	LME Copper Futures Contract	Long	September 2017	49	7,276,806	(2,700)	46,769

	LME Copper Futures Contract	Short	September 2017	(31)	(4,603,694)	1,744	(151,519)

	LME Copper Futures Contract	Long	November 2017	31	4,612,219	(2,063)	156,575

	LME Copper Futures Contract	Short	November 2017	(6)	(892,688)	413	(36,500)

	LME Copper Futures Contract	Long	January 2018	5	745,406	(438)	34,481
	Total Copper			75	8,969,974	7,231	228,061

	Lead

	LME Lead Futures Contract	Long	July 2017	18	1,026,900	(11,363)	13,900

	LME Lead Futures Contract	Short	July 2017	(18)	(1,026,900)	11,363	(14,925)

	LME Lead Futures Contract	Long	September 2017	20	1,146,875	(11,625)	19,556

	LME Lead Futures Contract	Short	September 2017	(20)	(1,146,875)	11,625	(25,850)

	LME Lead Futures Contract	Long	November 2017	20	1,148,750	(10,688)	27,444

	LME Lead Futures Contract	Short	November 2017	(4)	(229,750)	2,250	(8,750)

	LME Lead Futures Contract	Long	January 2018	4	230,125	(2,275)	8,675
	Total Lead			20	1,149,125	(10,713)	20,050

	Nickel

	LME Nickel Futures Contract	Long	July 2017	22	1,234,860	13,134	(126,366)

	LME Nickel Futures Contract	Short	July 2017	(22)	(1,234,860)	(13,134)	71,664

	LME Nickel Futures Contract	Long	September 2017	17	957,525	10,047	(84,339)

	LME Nickel Futures Contract	Short	September 2017	(17)	(957,525)	(10,047)	(12,645)

	LME Nickel Futures Contract	Long	November 2017	24	1,356,480	14,256	19,158

	LME Nickel Futures Contract	Short	November 2017	(2)	(113,040)	(1,188)	(1,368)
	Total Nickel			22	1,243,440	13,068	(133,896)

	Zinc

	LME Zinc Futures Contract	Long	July 2017	32	2,205,400	(200)	13,825

	LME Zinc Futures Contract	Short	July 2017	(32)	(2,205,400)	200	6,550

	LME Zinc Futures Contract	Long	September 2017	33	2,277,000	413	(8,114)

20	NUVEEN

Investments in Derivatives as of June 30, 2017 (5) (continued)

Futures Contracts (continued)

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Industrial Metals (continued)	Zinc (continued)

	LME Zinc Futures Contract	Short	September 2017	(33)	$(2,277,000)	$(413)	$(126,344)

	LME Zinc Futures Contract	Long	November 2017	30	2,069,812	2,438	118,308

	LME Zinc Futures Contract	Short	November 2017	(21)	(1,448,869)	(1,706)	(87,112)

	LME Zinc Futures Contract	Long	January 2018	24	1,655,400	2,013	84,756

	LME Zinc Futures Contract	Short	January 2018	(1)	(68,975)	(88)	(550)
	Total Zinc			32	2,207,368	2,657	1,319
	Total Industrial Metals			281	19,925,000	25,637	246,785

Agriculturals	Corn

	CBOT Corn Futures Contract	Long	September 2017	152	2,895,600	87,400	(56,557)

	CBOT Corn Futures Contract	Long	December 2017	36	705,600	21,600	(9,900)
	Total Corn			188	3,601,200	109,000	(66,457)

	Soybean Meal

	CBOT Soybean Meal Futures Contract	Long	December 2017	69	2,147,280	77,970	16,424

	Soybean Oil

	CBOT Soybean Oil Futures Contracts	Long	December 2017	12	240,048	3,456	5,812

	CBOT Soybean Oil Futures Contracts	Long	January 2018	6	120,600	1,728	3,152

	CBOT Soybean Oil Futures Contracts	Long	March 2018	11	221,694	2,209	(983)
	Total Soybean Oil			29	582,342	7,393	7,981

	Soybeans

	CBOT Soybean Futures Contracts	Long	August 2017	17	804,950	22,313	7,438

	CBOT Soybean Futures Contracts	Long	November 2017	67	3,198,412	100,500	47,636
	Total Soybeans			84	4,003,362	122,813	55,074

	Wheat

	CBOT KC HRW Wheat Futures Contract	Long	September 2017	26	688,350	39,000	82,928

	CBOT Wheat Futures Contract	Long	September 2017	78	2,051,400	114,000	245,516

	CBOT Wheat Futures Contract	Long	December 2017	18	490,500	27,450	27,450

	MGEX Red Spring Wheat Futures Contract	Long	September 2017	2	77,175	3,225	16,587

	MGEX Red Spring Wheat Futures Contract	Long	December 2017	4	151,950	3,678	14,603
	Total Wheat			128	3,459,375	187,353	387,084
	Total Agriculturals			498	13,793,559	504,529	400,106

Precious Metals	Gold

	CEC Gold Futures Contract	Long	December 2017	87	10,871,520	(29,760)	(261,620)

NUVEEN	21

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Investments in Derivatives as of June 30, 2017 (5) (continued)

Futures Contracts (continued)

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Precious Metals (continued)	Palladium

	NYMEX Palladium Futures Contract	Long	December 2017	7	$581,455	$(6,195)	$(5,752)

	Platinum

	NYMEX Platinum Futures Contract	Long	October 2017	18	833,760	2,782	10,123

	Silver

	CEC Silver Futures Contract	Long	September 2017	38	3,159,130	(4,985)	(78,555)
	Total Precious Metals			150	15,445,865	(38,158)	(335,804)

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	September 2017	31	601,400	24,490	(36,741)

	Coffee

	ICE Coffee C Futures Contract	Long	September 2017	26	1,225,575	(6,338)	(93,817)

	LIFFE Coffee Robusta Futures Contract	Long	November 2017	8	170,160	1,600	1,424

	LIFFE Coffee Robusta Futures Contract	Long	January 2018	4	83,800	600	1,282
	Total Coffee			38	1,479,535	(4,138)	(91,111)

	Cotton

	ICE Cotton No. 2 Futures Contract	Long	December 2017	16	548,720	10,143	(26,442)

	ICE Cotton No. 2 Futures Contract	Long	March 2018	13	439,205	5,034	(1,301)

	ICE Cotton No. 2 Futures Contract	Long	May 2018	7	238,350	3,710	(1,134)
	Total Cotton			36	1,226,275	18,887	(28,877)

	Sugar

	ICE Sugar 11 Futures Contract	Long	October 2017	93	1,438,450	32,290	(88,359)

	ICE Sugar Futures Contract	Long	August 2017	8	161,480	1,600	(26,581)

	ICE Sugar Futures Contract	Long	October 2017	2	38,770	350	91
	Total Sugar			103	1,638,700	34,240	(114,849)
	Total Foods & Fibers			208	4,945,910	73,479	(271,578)

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	August 2017	8	591,700	3,000	(4,017)

	CME Feeder Cattle Futures Contract	Long	September 2017	9	666,113	3,713	(25,523)

	CME Feeder Cattle Futures Contract	Long	October 2017	10	734,625	4,250	(3,461)
	Total Feeder Cattle			27	1,992,438	10,963	(33,001)

	Lean Hogs

	CME Lean Hogs Futures Contract	Long	August 2017	24	804,000	27,600	24,904

	CME Lean Hogs Futures Contract	Long	October 2017	23	648,140	9,853	13,681

22	NUVEEN

Investments in Derivatives as of June 30, 2017 (5) (continued)

Futures Contracts (continued)

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Livestock (continued)	Lean Hogs (continued)

	CME Lean Hogs Futures Contract	Long	December 2017	33	$837,870	$17,600	$13,346
	Total Lean Hogs			80	2,290,010	55,053	51,931

	Live Cattle

	CME Live Cattle Futures Contract	Long	August 2017	44	2,046,880	(3,520)	(59,642)

	CME Live Cattle Futures Contract	Long	October 2017	37	1,704,960	3,330	(27,851)

	CME Live Cattle Futures Contract	Long	December 2017	52	2,408,640	10,920	(68,854)
	Total Live Cattle			133	6,160,480	10,730	(156,347)
	Total Livestock			240	10,442,928	76,746	(137,417)
	Total Futures Contracts			1,930	$88,703,692	$1,002,738	$(595,427)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Repurchase Agreements	$—	$12,349,312	$—	$12,349,312
U.S. Government and Agency Obligations	—	75,599,639	—	75,599,639
Investments in Derivatives:
Futures Contracts*	(595,427)	—	—	(595,427)
Total	$(595,427)	$87,948,951	$—	$87,353,524

*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

NUVEEN	23

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

As of June 30, 2017, the cost of investments (excluding investments in derivatives) was $88,004,197.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2017, were as follows:

Gross unrealized:
Appreciation	$11,438
Depreciation	(66,684)
Net unrealized appreciation (depreciation) of investments	$(55,246)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	As of the end of the reporting period, security was held at the Subsidiary level.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of futures contracts.

(5)	As of the end of the reporting period, 100% of the Fund’s investments in derivatives are held at the Subsidiary level.

(6)	The Fund expects to invest only in long futures contracts. Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. For every short LME futures contract outstanding, the Fund had previously entered into a long LME futures contract. The London Clearing House is the counterparty for both the long and short position.

(7)	Total Number of Contracts and Notional Amount at Value include the net effect of LME short futures positions.

N/A	Not applicable

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

ICE	Intercontinental Exchange

KC HRW	Kansas City Hard Red Winter

LIFFE	London International Financial Futures Exchange

LME	London Metal Exchange

MGEX	Minneapolis Grain Exchange

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

WTI	West Texas Intermediate

See accompanying notes to financial statements.

24	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: August 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2017